Schedule of other expenses (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Notes and other explanatory information [abstract]
Administrative expenses (Note)	$ 3,484,057	$ 27,063,110	$ 27,379,871	$ 16,852,826
Business development expenses	763,509	5,930,705	7,257,135	6,276,523
Cleaning expenses	881,321	6,845,835	6,804,944	5,774,895
Consulting services expenses	228,733	1,776,726	641,155
Daily maintenance	413,586	3,212,612	2,531,002	1,392,930
Insurance	446,796	3,470,575	4,397,605	3,561,642
Listing expense	1,082,769	8,410,621
Rental related expenses	2,891,554	22,460,725	22,730,101	15,821,806
Storage expenses	13,390	104,011	113,142	917,142
Traveling and communication expenses	45,851	356,155	457,896	159,657
Other expenses	$ 10,251,566	$ 79,631,075	$ 72,312,851	$ 50,757,421